Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: December 10, 2025

Payment Date	12/15/2025
Collection Period Start	11/1/2025
Collection Period End	11/30/2025
Interest Period Start	11/17/2025
Interest Period End	12/14/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$125,433,243.70	$20,334,893.04	$105,098,350.66	0.333858	Oct-27
Class A-2b Notes	$31,398,156.28	$5,090,182.88	$26,307,973.40	0.333858	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$648,421,399.98	$25,425,075.92	$622,996,324.06

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$670,203,587.71	$643,968,327.30	0.576968
YSOC Amount	$19,069,197.75	$18,259,013.26
Adjusted Pool Balance	$651,134,389.96	$625,709,314.04
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$125,433,243.70	4.61000%	30/360	$481,872.71
Class A-2b Notes	$31,398,156.28	4.46202%	ACT/360	$108,966.05
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$648,421,399.98			$2,499,656.17

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$670,203,587.71	$643,968,327.30
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$651,134,389.96	$625,709,314.04
Number of Receivables Outstanding	38,082	37,380
Weighted Average Contract Rate	7.57%	7.57%
Weighted Average Remaining Term (months)	44.1	43.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,120,276.48
Principal Collections	$25,973,666.01
Liquidation Proceeds	$136,179.13
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$30,230,121.62
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$30,230,121.62

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$558,502.99	$558,502.99	$—	$—	$29,671,618.63
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,671,618.63
Interest - Class A-2a Notes	$481,872.71	$481,872.71	$—	$—	$29,189,745.92
Interest - Class A-2b Notes	$108,966.05	$108,966.05	$—	$—	$29,080,779.87
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$27,565,419.87
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$27,311,294.54
First Allocation of Principal	$—	$—	$—	$—	$27,311,294.54
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$27,267,080.79
Second Allocation of Principal	$1,012,085.94	$1,012,085.94	$—	$—	$26,254,994.85
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,208,972.77
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,358,972.77
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,309,876.52
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,459,876.52
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,459,876.52
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,746,886.54
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,746,886.54
Remaining Funds to Certificates	$1,746,886.54	$1,746,886.54	$—	$—	$—
Total	$30,230,121.62	$30,230,121.62	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$19,069,197.75
Increase/(Decrease)	$(810,184.49)
Ending YSOC Amount	$18,259,013.26

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$651,134,389.96	$625,709,314.04
Note Balance	$648,421,399.98	$622,996,324.06
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	22	$261,594.40
Liquidation Proceeds of Defaulted Receivables[2]	0.02%	86	$136,179.13
Monthly Net Losses (Liquidation Proceeds)			$125,415.27
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.02%
Preceding Collection Period			0.10%
Current Collection Period			0.23%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$1,643,375.76
Cumulative Net Loss Ratio			0.15%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	44	$940,261.07
60-89 Days Delinquent	0.03%	12	$221,429.32
90-119 Days Delinquent	0.00%	2	$23,546.12
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.18%	58	$1,185,236.51

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$113,603.93
Total Repossessed Inventory		6	$196,443.13

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		14	$244,975.44
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.04%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.62	0.10%	28	0.07%